Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended			12 Months Ended
	Mar. 31, 2012 plan award	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Fiscal 2010 through fiscal 2012 period	Mar. 31, 2012 Fiscal 2011 through fiscal 2013 period	Mar. 31, 2012 Fiscal 2012 through fiscal 2014 period	Mar. 31, 2012 Fiscal 2013 through fiscal 2015 period	May 31, 2011 Fiscal 2009 through fiscal 2011 period	Mar. 31, 2012 2005 Stock Incentive Plan	Mar. 31, 2012 Performance awards	Mar. 31, 2012 Total stockholder return performance awards ("TSR awards") Y	Mar. 31, 2011 Total stockholder return performance awards ("TSR awards") Y	Mar. 31, 2012 Total stockholder return performance awards ("TSR awards") Fiscal 2010 through fiscal 2012 period	Mar. 31, 2012 Restricted stock	Mar. 31, 2011 Restricted stock	Mar. 31, 2010 Restricted stock	Mar. 31, 2012 Stock options Y
Stockholders' Equity
Number of authorized shares of preferred stock	5,000,000
Par value of preferred stock (in dollars per share)	$ 1.00
Stock-Based Compensation
Number of stock-based incentive plans	4
Number of types of awards outstanding under the entity's stock incentive plans	4
Number of plans under which no new grants are being made	3
Number of authorized common shares									2,382,360
Number of available shares to be granted									99,360
Number of shares reserved										626,064	124,213
Number of shares forfeited in the period resulting from performance goals not being met				23,365									33,371
Number of shares payable only upon satisfaction of the market conditions stipulated					31,442	59,400
Number of shares payable only upon the achievement of certain financial performance goals					211,458	267,981	123,260
Number of shares distributed or deferred based upon the achievement of certain financial performance goals								93,681
Weighted average fair value of awards granted (in dollars per share)											$ 38.14	$ 40.67
Weighted average assumptions used in estimating the value of the award
Risk-free rate (as a percent)											1.22%	1.35%					0.82%
Expected volatility (as a percent)											27.90%	27.70%					25.03%
Expected dividend yield (as a percent)											1.17%	0.70%					1.27%
Expected award life (in years)											3	3					7
Share-based compensation, additional disclosures
Restricted stock granted to non-employee directors and certain key employees (in shares)														215,559	84,969	31,523
Minimum vesting period (in years)														P1Y			P1Y
Maximum vesting period (in years)														P3Y			P3Y
Minimum terms of options (in years)																	P7Y
Maximum terms of options (in years)																	P10Y
Number of years upon which expected volatility is based																	7
Total pre-tax stock-based compensation expense	$ 6,724	$ 9,740	$ 16,664
Total income tax benefit recognized in the income statement for share-based compensation	$ 2,604	$ 3,748	$ 6,461